Note 2 - Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Cash and Cash Equivalents [Table Text Block]
	December 31,
	2019	2018
Total cash and cash equivalents	20,886	19,464
Short term investments	-	-
Total cash and cash equivalents, and short term investments	20,886	19,464